BNY Mellon Midcap Index Fund, Inc.
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1%
Automobiles & Components — 1.2%
Autoliv, Inc.	25,000	3,079,250
BorgWarner, Inc.	74,308	4,736,392
Gentex Corp.	78,410	1,831,657
Harley-Davidson, Inc.	38,780	951,661
Lear Corp.	18,151	2,371,247
Thor Industries, Inc.	19,140	1,434,926
Visteon Corp.	9,548	998,148
		15,403,281
Banks — 6.1%
Associated Banc-Corp.	58,598	1,809,506
Bank OZK	37,331	1,915,080
Columbia Banking System, Inc.	104,483	3,267,183
Commerce Bancshares, Inc.	49,504	2,934,102
Cullen/Frost Bankers, Inc.	22,785	3,790,057
East West Bancorp, Inc.	49,730	6,514,630
First Financial Bankshares, Inc.	47,774	1,678,778
First Horizon Corp.	171,578	4,399,260
Flagstar Bank NA	109,759	1,560,773
FNB Corp.	129,587	2,449,194
Glacier Bancorp, Inc.	46,663	2,300,019
Hancock Whitney Corp.	29,682	2,285,514
Home BancShares, Inc.	67,157	2,086,568
International Bancshares Corp.	19,714	1,508,910
Old National Bancorp	125,298	3,337,939
Pinnacle Financial Partners, Inc.	54,551	5,740,402
Prosperity Bancshares, Inc.	42,605	3,189,836
SouthState Bank Corp.	35,409	3,721,132
Texas Capital Bancshares, Inc.	15,765	1,558,370
UMB Financial Corp.	25,918	3,777,030
United Bankshares, Inc.	50,343	2,439,118
Valley National Bancorp	173,840	2,484,174
Webster Financial Corp.	58,666	4,530,189
Western Alliance Bancorp	36,856	2,966,539
Wintrust Financial Corp.	24,612	3,926,599
Zions Bancorp NA	53,395	3,721,632
		79,892,534
Capital Goods — 18.2%
AAON, Inc.	24,742	2,203,522
Acuity, Inc.	10,988	3,608,349
Advanced Drainage Systems, Inc.	26,187	3,626,376
AECOM	46,781	3,386,477
AeroVironment, Inc.(a)	11,770	1,758,085
AGCO Corp.	21,831	2,230,255
Allison Transmission Holdings, Inc.	30,035	3,440,209
API Group Corp.(a)	139,640	5,540,915
Applied Industrial Technologies, Inc.	13,376	4,617,529
ATI, Inc.(a)	49,539	9,285,590
BWX Technologies, Inc.	33,249	5,609,106

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Capital Goods — 18.2% (continued)
Carlisle Companies, Inc.	14,620	5,262,030
Carpenter Technology Corp.	18,036	9,372,588
CNH Industrial NV	319,575	3,275,644
Core & Main, Inc., Cl. A(a)	68,779	3,024,213
Crane Co.	17,818	3,803,430
Curtiss-Wright Corp.	13,410	9,708,840
Donaldson Co., Inc.	41,828	3,941,871
Dycom Industries, Inc.(a)	10,871	4,360,032
EnerSys	13,282	2,471,116
Esab Corp.	21,020	1,818,861
Flowserve Corp.	46,548	3,537,182
Fluor Corp.(a)	50,700	2,543,619
Fortune Brands Innovations, Inc.	43,326	2,134,239
GATX Corp.	12,911	2,309,391
Graco, Inc.	60,628	4,812,651
Hexcel Corp.	27,580	2,839,361
IES Holdings, Inc.(a)	3,151	2,346,046
ITT, Inc.	32,452	6,359,943
Kratos Defense & Security Solutions, Inc.(a)	68,435	3,189,071
Lincoln Electric Holdings, Inc.	19,858	5,189,094
Louisiana-Pacific Corp.	23,266	1,685,156
MasTec, Inc.(a)	22,366	5,884,495
Moog, Inc., Cl. A	10,286	4,009,997
MSC Industrial Direct Co., Inc., Cl. A	16,486	2,034,372
Mueller Industries, Inc.	80,089	5,318,710
Nextpower, Inc., Cl. A(a)	53,886	4,842,735
nVent Electric PLC	58,705	9,030,590
Oshkosh Corp.	22,634	3,223,308
Owens Corning	29,401	4,083,799
RBC Bearings, Inc.(a)	11,451	6,313,051
Regal Rexnord Corp.	24,131	4,952,405
Sensata Technologies Holding PLC	52,862	2,446,982
Simpson Manufacturing Co., Inc.	14,922	2,801,456
SPX Technologies, Inc.(a)	18,159	3,988,080
StandardAero, Inc.(a)	68,139	1,997,154
Sterling Infrastructure, Inc.(a)	11,139	6,647,421
Terex Corp.	41,340	2,597,806
The Middleby Corp.(a)	15,087	2,015,321
The Timken Company	22,782	3,133,664
The Toro Company	34,968	3,212,510
Trex Co., Inc.(a)	37,318	1,618,108
UFP Industries, Inc.	20,672	1,793,089
Valmont Industries, Inc.	7,091	3,415,735
Vicor Corp.(a)	8,507	1,764,097
Watsco, Inc.	12,677	3,920,996
Watts Water Technologies, Inc., Cl. A	9,918	3,429,545
WESCO International, Inc.	17,678	6,072,216
Woodward, Inc.	21,629	7,802,662
		237,641,095
Commercial & Professional Services — 3.8%
Booz Allen Hamilton Holding Corp.	43,811	3,054,503

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Commercial & Professional Services — 3.8% (continued)
CACI International, Inc., Cl. A(a)	8,043	4,003,403
Clean Harbors, Inc.(a)	18,018	5,637,472
ExlService Holdings, Inc.(a)	56,111	1,903,846
Exponent, Inc.	17,746	1,186,320
FTI Consulting, Inc.(a)	10,801	1,721,463
Genpact Ltd.	56,391	1,983,272
KBR, Inc.	45,335	1,659,714
Maximus, Inc.	19,277	1,161,439
MSA Safety, Inc.	13,175	2,506,807
Parsons Corp.(a)	19,579	865,588
Paylocity Holding Corp.(a)	15,939	2,197,908
RB Global, Inc.	67,627	7,421,387
Science Applications International Corp.	15,491	1,814,461
Tetra Tech, Inc.	94,916	3,147,415
The Brink’s Company	14,789	1,751,757
TransUnion	69,915	5,496,717
UL Solutions, Inc., Cl. A	28,112	2,576,184
		50,089,656
Consumer Discretionary Distribution & Retail — 3.6%
Abercrombie & Fitch Co., Cl. A(a)	16,462	1,638,627
AutoNation, Inc.(a)	9,010	1,913,724
Bath & Body Works, Inc.	74,171	1,492,320
Burlington Stores, Inc.(a)	22,807	8,403,923
Chewy, Inc., Cl. A(a)	87,348	1,974,065
Dick’s Sporting Goods, Inc.	23,877	4,677,743
Five Below, Inc.(a)	20,081	4,360,188
Floor & Decor Holdings, Inc., Cl. A(a)	39,533	2,275,915
GameStop Corp., Cl. A(a)	148,829	3,232,566
Lithia Motors, Inc.	8,271	3,187,809
Macy’s, Inc.	95,479	2,369,789
Murphy USA, Inc.	6,125	3,722,530
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,938	1,611,785
Penske Automotive Group, Inc.	6,722	1,460,758
RH(a)	5,535	916,153
The Gap, Inc.	79,913	1,605,452
Valvoline, Inc.(a)	46,770	1,796,436
		46,639,783
Consumer Durables & Apparel — 2.2%
Brunswick Corp.	23,383	1,847,257
Capri Holdings Ltd.(a)	44,393	707,180
Columbia Sportswear Co.	8,691	516,072
Crocs, Inc.(a)	18,173	2,326,326
KB Home	22,699	1,247,764
Mattel, Inc.(a)	107,005	1,614,705
Polaris, Inc.	19,536	1,310,475
PVH Corp.	16,716	1,448,609
SharkNinja, Inc.(a)	25,576	4,137,430
Somnigroup International, Inc.	76,309	4,985,267
Toll Brothers, Inc.	34,341	5,010,008
VF Corp.	118,469	1,696,476

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Consumer Durables & Apparel — 2.2% (continued)
Whirlpool Corp.	23,777	891,637
YETI Holdings, Inc.(a)	27,048	1,323,729
		29,062,935
Consumer Services — 3.4%
Aramark	95,375	5,433,514
Boyd Gaming Corp.	20,078	1,707,835
Cava Group, Inc.(a)	36,398	2,374,242
Choice Hotels International, Inc.	7,218	804,735
Churchill Downs, Inc.	23,864	2,011,735
Duolingo, Inc.(a)	14,698	1,981,437
Dutch Bros, Inc., Cl. A(a)	46,250	3,044,637
Graham Holdings Co., Cl. B	1,223	1,471,929
Grand Canyon Education, Inc.(a)	9,478	1,377,532
H&R Block, Inc.	46,360	2,041,231
Hilton Grand Vacations, Inc.(a)	21,966	1,013,511
Hyatt Hotels Corp., Cl. A	14,768	2,570,518
Planet Fitness, Inc., Cl. A(a)	29,057	1,624,577
Service Corp. International	49,878	4,298,985
Texas Roadhouse, Inc.	23,800	4,889,472
Travel + Leisure Co.	22,947	1,744,431
Vail Resorts, Inc.	13,032	1,946,720
Wingstop, Inc.	10,044	1,300,598
Wyndham Hotels & Resorts, Inc.	27,339	2,046,598
		43,684,237
Consumer Staples Distribution & Retail — 2.0%
Albertsons Companies, Inc., Cl. A	130,168	1,507,346
BJ’s Wholesale Club Holdings, Inc.(a)	46,522	4,548,921
Maplebear, Inc.(a)	59,748	2,664,761
Performance Food Group Co.(a)	57,024	6,522,975
Sprouts Farmers Market, Inc.(a)	34,063	2,968,931
US Foods Holding Corp.(a)	79,941	8,041,265
		26,254,199
Energy — 4.9%
Antero Midstream Corp.	120,565	2,648,813
Antero Resources Corp.(a)	106,566	3,851,295
Chord Energy Corp.	20,394	2,862,910
CNX Resources Corp.(a)	50,932	1,823,366
DT Midstream, Inc.	37,264	5,142,432
HF Sinclair Corp.	55,980	5,120,491
Matador Resources Co.	42,204	2,105,558
Murphy Oil Corp.	49,397	1,963,037
NOV, Inc.	130,682	2,539,151
Ovintiv, Inc.	99,912	6,240,503
PBF Energy, Inc., Cl. A	30,217	2,184,085
Permian Resources Corp., Cl. A	285,534	6,084,729
Range Resources Corp.	86,174	3,459,024
TechnipFMC PLC	144,730	10,371,352
Valaris Ltd.(a)	23,147	1,833,011
Viper Energy, Inc., Cl. A	70,563	3,147,815
Weatherford International PLC	26,023	2,284,559
		63,662,131

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 6.4%
Agree Realty Corp.(b)	43,694	3,399,393
American Healthcare REIT, Inc.(b)	69,599	3,869,704
American Homes 4 Rent, Cl. A(b)	114,987	3,842,865
Brixmor Property Group, Inc.(b)	110,773	3,490,457
CareTrust REIT, Inc.(b)	86,256	3,617,577
COPT Defense Properties(b)	40,638	1,542,618
Cousins Properties, Inc.(b)	60,177	1,898,584
CubeSmart(b)	82,189	3,407,556
EastGroup Properties, Inc.(b)	19,416	4,058,138
EPR Properties(b)	27,938	1,734,112
Equity LifeStyle Properties, Inc.(b)	70,851	4,610,275
First Industrial Realty Trust, Inc.(b)	47,856	3,150,839
Gaming and Leisure Properties, Inc.(b)	102,534	4,592,498
Healthcare Realty Trust, Inc.(b)	124,538	2,616,543
Independence Realty Trust, Inc.(b)	86,660	1,441,156
Kilroy Realty Corp.(b)	38,354	1,488,902
Kite Realty Group Trust(b)	73,611	2,106,747
Lamar Advertising Co., Cl. A(b)	31,806	5,087,688
NNN REIT, Inc.(b)	69,061	3,281,779
Omega Healthcare Investors, Inc.(b)	108,103	5,473,255
Park Hotels & Resorts, Inc.(b)	73,628	1,108,838
Rayonier, Inc.(b)	100,444	2,187,670
Rexford Industrial Realty, Inc.(b)	81,287	3,070,210
Sabra Health Care REIT, Inc.(b)	92,646	1,961,316
STAG Industrial, Inc.(b)	69,530	2,660,218
Vornado Realty Trust(b)	57,786	2,276,191
WP Carey, Inc.(b)	80,758	5,943,789
		83,918,918
Financial Services — 5.6%
Affiliated Managers Group, Inc.	9,537	3,497,504
Ally Financial, Inc.	101,850	4,413,161
Annaly Capital Management, Inc.(b)	266,000	6,043,520
Corebridge Financial, Inc.	87,744	2,736,735
Equitable Holdings, Inc.	102,043	4,862,349
Essent Group Ltd.	33,114	2,184,199
Euronet Worldwide, Inc.(a)	12,962	924,579
Evercore, Inc., Cl. A	14,018	4,493,610
Federated Hermes, Inc.	26,230	1,572,751
FirstCash Holdings, Inc.	14,097	2,875,929
Hamilton Lane, Inc., Cl. A	14,590	1,297,197
Houlihan Lokey, Inc.	19,502	2,447,306
Jefferies Financial Group, Inc.	59,480	3,247,608
MGIC Investment Corp.	77,590	2,330,804
Morningstar, Inc.	8,116	1,562,898
SEI Investments Co.	33,181	3,416,979
Shift4 Payments, Inc., Cl. A(a)	20,894	1,107,382
SLM Corp.	67,642	1,758,354
Starwood Property Trust, Inc.(b)	125,773	2,009,853
Stifel Financial Corp.	55,685	4,616,843
The Carlyle Group, Inc.	94,653	4,355,931
Toast, Inc., Cl. A(a)	170,133	5,490,192

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Financial Services — 5.6% (continued)
Voya Financial, Inc.	32,905	3,271,744
WEX, Inc.(a)	12,679	2,370,466
		72,887,894
Food, Beverage & Tobacco — 1.1%
Celsius Holdings, Inc.(a)	57,260	1,672,565
Coca-Cola Consolidated, Inc.	20,670	3,883,893
Darling Ingredients, Inc.(a)	57,691	3,498,382
Ingredion, Inc.	22,800	2,267,688
Pilgrim’s Pride Corp.	15,398	421,289
Post Holdings, Inc.(a)	14,596	1,334,221
The Boston Beer Company, Inc., Cl. A(a)	2,606	477,419
The Marzetti Company	7,378	788,487
		14,343,944
Health Care Equipment & Services — 3.7%
BrightSpring Health Services, Inc.(a)	56,908	3,397,977
Chemed Corp.	4,812	2,561,187
DENTSPLY SIRONA, Inc.	73,414	981,545
Doximity, Inc., Cl. A(a)	48,121	1,006,210
Encompass Health Corp.	36,191	4,019,734
Envista Holdings Corp.(a)	58,255	1,590,944
Globus Medical, Inc., Cl. A(a)	41,247	3,249,851
Haemonetics Corp.(a)	16,720	1,430,229
HealthEquity, Inc.(a)	30,896	3,108,447
Hims & Hers Health, Inc.(a)	77,104	2,141,178
Lantheus Holdings, Inc.(a)	23,656	2,357,084
LivaNova PLC(a)	20,091	1,610,093
Molina Healthcare, Inc.(a)	18,624	3,643,227
Option Care Health, Inc.(a)	57,776	1,330,581
Penumbra, Inc.(a)	14,347	4,608,113
Tenet Healthcare Corp.(a)	31,267	7,966,206
The Ensign Group, Inc.	20,926	3,728,176
		48,730,782
Household & Personal Products — .1%
elf Beauty, Inc.(a)	21,403	1,774,095
Insurance — 3.7%
American Financial Group, Inc.	24,892	3,527,694
Brighthouse Financial, Inc.(a)	21,084	1,305,310
CNO Financial Group, Inc.	33,804	1,862,262
Fidelity National Financial, Inc.	92,369	4,765,317
First American Financial Corp.	37,042	2,777,780
Kinsale Capital Group, Inc.	8,013	2,855,994
Old Republic International Corp.	80,824	3,492,405
Primerica, Inc.	11,290	3,612,348
Reinsurance Group of America, Inc.	23,766	5,628,977
RenaissanceRe Holdings Ltd.	15,444	4,941,771
RLI Corp.	32,968	2,018,960
Ryan Specialty Holdings, Inc.	41,669	1,840,103
Selective Insurance Group, Inc.	21,644	2,051,635
The Hanover Insurance Group, Inc.	12,796	2,976,734
Unum Group	53,172	4,578,641
		48,235,931

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Materials — 5.5%
Alcoa Corp.	95,579	4,325,906
AptarGroup, Inc.	22,989	3,079,606
Ashland, Inc.	16,639	1,208,158
Avient Corp.	32,945	1,196,562
Axalta Coating Systems Ltd.(a)	77,491	2,774,953
Cabot Corp.	18,619	1,638,844
Cleveland-Cliffs, Inc.(a)	206,065	2,373,869
Coeur Mining, Inc.	375,502	5,598,735
Commercial Metals Co.	40,245	2,765,636
Crown Holdings, Inc.	40,110	4,726,963
Eagle Materials, Inc.	11,405	2,337,341
Graphic Packaging Holding Co.	106,500	1,142,745
Greif, Inc., Cl. A	9,221	798,078
Hecla Mining Co.	243,470	3,437,796
Knife River Corp.(a)	20,725	1,516,448
MP Materials Corp.(a)	49,199	2,035,363
NewMarket Corp.	2,753	2,340,490
Olin Corp.	42,669	789,803
Reliance, Inc.	18,531	7,525,439
Royal Gold, Inc.	29,562	5,863,623
RPM International, Inc.	46,237	4,950,596
Silgan Holdings, Inc.	31,935	1,276,761
Solstice Advanced Materials, Inc.	58,079	3,494,613
Sonoco Products Co.	36,258	2,043,501
The Scotts Miracle-Gro Company	16,085	1,056,463
Westlake Corp.	11,893	838,457
		71,136,749
Media & Entertainment — 1.6%
Nexstar Media Group, Inc.	10,498	2,000,184
Pinterest, Inc., Cl. A(a)	173,976	4,177,164
Roku, Inc.(a)	47,623	6,905,811
Sirius XM Holdings, Inc.	68,012	2,014,515
The New York Times Company, Cl. A	58,309	4,366,761
Warner Music Group Corp., Cl. A	53,827	1,397,349
		20,861,784
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Arrowhead Pharmaceuticals, Inc.(a)	50,884	4,307,331
Avantor, Inc.(a)	247,527	3,410,922
BioMarin Pharmaceutical, Inc.(a)	69,849	4,192,337
Bio-Rad Laboratories, Inc., Cl. A(a)	6,540	2,128,639
Bruker Corp.	40,207	2,526,608
Cytokinetics, Inc.(a)	49,106	3,787,546
Elanco Animal Health, Inc.(a)	180,889	4,770,043
Exelixis, Inc.(a)	91,112	4,831,669
Halozyme Therapeutics, Inc.(a)	42,875	3,538,902
Illumina, Inc.(a)	54,922	11,264,502
Jazz Pharmaceuticals PLC(a)	22,757	5,754,335
Krystal Biotech, Inc.(a)	9,332	3,183,332
Medpace Holdings, Inc.(a)	8,166	4,712,680
Neurocrine Biosciences, Inc.(a)	36,500	6,088,200
Repligen Corp.(a)	19,226	2,711,058

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.3% (continued)
Roivant Sciences Ltd.(a)	163,605	5,547,846
Sotera Health Co.(a)	95,628	1,707,916
United Therapeutics Corp.(a)	15,408	7,976,876
		82,440,742
Real Estate Management & Development — .5%
Jones Lang LaSalle, Inc.(a)	16,829	5,974,800
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.(a)	44,887	1,862,810
Amkor Technology, Inc.	41,477	2,068,458
Cirrus Logic, Inc.(a)	18,622	2,408,756
Entegris, Inc.	55,358	6,590,370
Lattice Semiconductor Corp.(a)	49,734	6,180,444
MACOM Technology Solutions Holdings, Inc.(a)	23,818	5,988,798
MKS, Inc.	24,519	7,293,177
Onto Innovation, Inc.(a)	18,044	4,665,817
Rambus, Inc.(a)	39,423	3,588,676
Semtech Corp.(a)	33,719	3,972,773
Silicon Laboratories, Inc.(a)	11,986	2,606,955
SiTime Corp.(a)	8,101	4,335,655
Synaptics, Inc.(a)	13,876	1,489,172
Universal Display Corp.	15,550	1,246,488
		54,298,349
Software & Services — 5.0%
Appfolio, Inc., Cl. A(a)	8,650	1,558,644
Bentley Systems, Inc., Cl. B	54,761	1,940,730
BILL Holdings, Inc.(a)	31,890	1,439,196
Commvault Systems, Inc.(a)	14,938	1,759,696
DigitalOcean Holdings, Inc.(a)	29,759	3,496,682
Docusign, Inc.(a)	70,595	3,870,724
Dolby Laboratories, Inc., Cl. A	21,650	1,273,237
Dropbox, Inc., Cl. A(a)	55,022	1,791,516
Dynatrace, Inc.(a)	106,666	4,727,437
Guidewire Software, Inc.(a)	30,885	4,692,667
InterDigital, Inc.	9,328	2,843,408
Kyndryl Holdings, Inc.(a)	80,082	1,085,111
Manhattan Associates, Inc.(a)	21,518	4,117,684
Nutanix, Inc., Cl. A(a)	96,165	5,674,697
Okta, Inc.(a)	60,861	8,638,002
Pegasystems, Inc.	32,046	979,005
Qualys, Inc.(a)	12,978	1,878,565
Twilio, Inc., Cl. A(a)	55,094	10,872,801
UiPath, Inc., Cl. A(a)	153,422	1,957,665
		64,597,467
Technology Hardware & Equipment — 4.5%
Advanced Energy Industries, Inc.	13,758	3,983,216
Arrow Electronics, Inc.(a)	18,613	4,031,018
Avnet, Inc.	29,737	2,641,835
Belden, Inc.	14,000	1,736,700
Cognex Corp.	60,147	3,923,990
Crane NXT Co.	18,333	952,399
Everpure, Inc., Cl. A(a)	114,544	8,839,361

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Technology Hardware & Equipment — 4.5% (continued)
Fabrinet(a)	13,006	5,662,943
IPG Photonics Corp.(a)	9,054	770,133
Littelfuse, Inc.	9,249	4,089,260
Novanta, Inc.(a)	12,913	1,840,748
Sanmina Corp.(a)	19,593	3,635,677
TD SYNNEX Corp.	27,139	6,939,442
TTM Technologies, Inc.(a)	37,665	4,348,048
Viavi Solutions, Inc.(a)	85,390	3,155,161
Vontier Corp.	51,855	1,666,101
		58,216,032
Transportation — 2.5%
Alaska Air Group, Inc.(a)	40,083	1,901,938
American Airlines Group, Inc.(a)	241,888	3,693,630
Avis Budget Group, Inc.(a)	6,249	858,863
GXO Logistics, Inc.(a)	42,192	2,116,351
Kirby Corp.(a)	19,421	2,546,870
Knight-Swift Transportation Holdings, Inc.	58,738	4,084,053
Landstar System, Inc.	12,368	2,161,555
Ryder System, Inc.	14,110	3,618,086
Saia, Inc.(a)	9,682	3,365,754
XPO, Inc.(a)	42,620	8,565,341
		32,912,441
Utilities — 3.0%
Black Hills Corp.	27,722	1,974,084
Essential Utilities, Inc.	102,960	4,102,956
IDACORP, Inc.	20,113	2,874,349
National Fuel Gas Co.	34,603	2,848,173
New Jersey Resources Corp.	36,910	2,136,720
Northwestern Energy Group, Inc.	22,537	1,549,193
OGE Energy Corp.	75,400	3,570,190
ONE Gas, Inc.	22,931	1,780,592
Ormat Technologies, Inc.	22,134	2,159,836
Portland General Electric Co.	41,648	2,054,496
Southwest Gas Holdings, Inc.	23,190	2,073,186
Spire, Inc.	21,176	1,691,115
Talen Energy Corp.(a)	16,479	5,505,634
TXNM Energy, Inc.	36,042	2,087,553
UGI Corp.	78,180	2,823,861
		39,231,938
Total Equity Securities - Common Stocks (cost $785,343,572)		1,291,891,717

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $11,496,635)	3.70	11,496,635	11,496,635
Total Investments (cost $796,840,207)		100.0%	1,303,388,352
Cash and Receivables (Net)		.0%	558,191
Net Assets		100.0%	1,303,946,543

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	33	9/18/2026	12,605,762	12,450,570	(155,192)
Gross Unrealized Depreciation					(155,192)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Midcap Index Fund, Inc.
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,291,891,717	—	—	1,291,891,717
Investment Companies	11,496,635	—	—	11,496,635
	1,303,388,352	—	—	1,303,388,352
Liabilities ($)
Other Financial Instruments:
Futures††	(155,192)	—	—	(155,192)
	(155,192)	—	—	(155,192)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $506,392,953, consisting of $571,313,877 gross unrealized appreciation and $64,920,924 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.